Basis of preparation and summary of significant accounting policies (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Detailed Information About Notional/Gross Outstanding Amounts
The following table presents the approximate notional amounts of our derivatives and the gross outstanding balances of our non-derivative

financial assets and financial liabilities that are indexed to USD LIBOR and CDOR with a maturity date beyond June 30, 2023 for USD LIBOR, and June 28, 2024 for CDOR, that are expected to be affected by IBOR reform.

	Notional/gross outstanding amounts (1)(2)
	October 31, 2022		October 31, 2021
(billions of Canadian dollars)	USD LIBOR	CDOR	USD LIBOR	CDOR
	Maturing after June 30, 2023	Maturing after June 28, 2024	Maturing after June 30, 2023	Maturing after June 28, 2024

Non-derivative financial assets

Securities	$1.6	$3.4	$1.6	$2.7
Loans and customers’ liability under acceptances (3)	33.6	20.0	36.9	10.3
	35.2	23.4	38.5	13.0
Non-derivative financial liabilities
Secured borrowing deposits and subordinated indebtedness (4)	0.1	6.5	0.1	6.3
Other deposits and acceptances (3)	1.1	7.1	1.0	3.8
	1.2	13.6	1.1	10.1
Derivatives (5)	866.9	1,757.9	735.7	1,341.6

(1)
The table excludes undrawn loan commitments. As at October 31, 2022, the total outstanding undrawn loan commitments that are denominated in U
.
S
.
d
ollars and are potentially subject to USD LIBOR transition with a maturity date beyond June 30, 2023 are estimated to be
 $22.6
billion, and the total outstanding undrawn loan commitments that are denominated in Canadian dollars and are potentially subject to CDOR transition with a maturity date beyond June 28, 2024 are estimated to be
 $24.7
billion. A portion of these commitments can also be drawn in other benchmark rates.

(2)	Includes exposures for which fallback provisions have been incorporated.
(3)	Includes exposures referenced to the 1-month and 3-month Bankers’ Acceptance rates.
(4)
Includes subordinated indebtedness with redemption dates either prior to or after June 28, 2024, which will be repriced based on CDOR and mature after June 28, 2024 to the extent that they are not redeemed.

(5)
As at October 31, 2022, the notional amount of our derivatives in designated hedge accounting relationships that are indexed to USD LIBOR with a maturity date beyond June 30, 2023 was approximately $46.2 billion and CDOR with a maturity date beyond June 28, 2024, was approximately $151.9 billion. For cross-currency swaps and basis swaps for which either leg is indexed to USD LIBOR or CDOR, the notional amount of each leg has been included in the table above and in the notional amount of our derivatives in designated hedge accounting relationships that are indexed to USD LIBOR or CDOR, respectively.